Income Taxes - Reconciliation of Income Tax Expense (Benefit) at Statutory Federal Rate to Actual Income Tax Expense (Benefit) (Detail) - USD ($) $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 29, 2013	Oct. 02, 2016	Sep. 27, 2015	Oct. 02, 2016	Sep. 27, 2015	Jan. 03, 2016	Dec. 28, 2014	Dec. 22, 2013
Income Tax Disclosure [Abstract]
U.S. federal statutory expense (benefit)	$ (4.5)					$ 16.9	$ 12.6
State and local income taxes, net	(0.2)					2.5	1.4
Nondeductible items	1.3					0.2	0.5
Other, net	(0.1)					(0.1)	(0.1)
Income tax expense (benefit)	$ (3.5)	$ 10.7	$ 7.4	$ 25.4	$ 22.2	$ 19.5	$ 14.4
Predecessor
Income Tax Disclosure [Abstract]
U.S. federal statutory expense (benefit)								$ 20.2
State and local income taxes, net								2.2
Change in valuation allowance, net								0.9
Nondeductible items								0.1
Other, net								0.5
Income tax expense (benefit)								$ 23.9